Other Income And Other Expense	12 Months Ended
Dec. 31, 2017
Other Nonoperating Income (Expense) [Abstract]
Other Income And Other Expense
Other Income and Other Expense
Following is detail of All other income and commissions and All other expense as presented in the Consolidated Statements of Income:

(Dollars in thousands)	2017	2016	2015
All other income and commissions:
Other service charges	$12,532	$11,731	$11,610
ATM interchange fees	12,425	11,965	11,917
Deferred compensation	6,322	3,025	(1,369)
Electronic banking fees	5,082	5,477	5,840
Letter of credit fees	4,661	4,103	4,621
Mortgage banking	4,649	10,215	3,870
Insurance commissions	2,514	2,981	2,627
Gain/(loss) on extinguishment of debt (a)	(14,329)	—	5,793
Other	11,029	14,734	15,821
Total	$44,885	$64,231	$60,730
All other expense:
Litigation and regulatory matters	$40,517	$30,469	$187,607
Travel and entertainment	11,462	10,275	9,590
Other insurance and taxes	9,686	10,891	12,941
Customer relations	5,750	6,255	5,382
Employee training and dues	5,551	5,691	5,390
Supplies	4,106	4,434	3,827
Tax credit investments	3,468	3,349	4,582
Miscellaneous loan costs	2,751	2,586	2,656
OREO	1,006	773	2,104
Other (b)	48,891	41,568	34,123
Total	$133,188	$116,291	$268,202

(a) Loss on extinguishment of debt for 2017 relates to the repurchase of equity securities previously included in a financing transaction.
(b) 2017 includes $8.8 million of charitable contributions to the First Tennessee Foundation. An additional contribution of 65,000 Visa Class B shares with a cost basis of $0 was also made in 2017.